Financial Risk Factors and Risk Management - Designated Hedged Items in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency - Cash Flow Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK FACTORS
Change in value used for calculating hedge ineffectiveness	€ (15)	€ 0
Cash flow hedge	0	0
Cost of hedging	0	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(15)	0
Forecasted License Payments
FINANCIAL RISK FACTORS
Change in value used for calculating hedge ineffectiveness	19	32
Cash flow hedge	(19)	(32)
Cost of hedging	(7)	(9)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	€ 0	€ 0